Shareholder Report, Average Annual Return (Details)		12 Months Ended		34 Months Ended		44 Months Ended		60 Months Ended		101 Months Ended		104 Months Ended		120 Months Ended
		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025
C000229440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	6.77%				2.55%	[2]
C000229441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.42%				1.66%	[3]
C000236389 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.22%		1.37%	[4]
C000236392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	6.01%		2.16%	[6]
C000173915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.37%						10.31%		8.66%	[7]
C000173916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	4.62%						10.68%		8.72%	[9]
C000173917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[10]	6.79%						10.80%		8.63%	[11]
C000119447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.47%						10.34%						7.55%
C000119448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[12]	3.92%						10.55%						7.38%
C000119449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[13]	6.87%						10.81%						7.38%
C000119440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[14]	3.86%						10.45%						7.34%
C000119441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[15]	6.87%						10.73%						7.34%
C000092196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.47%						10.34%						7.55%
C000092197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[16]	3.88%						10.54%						7.38%
C000092198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[17]	6.88%						10.82%						7.38%
C000119430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		1.71%						4.38%						4.43%
C000119424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[18]	6.06%						4.83%						4.25%
C000119423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[19]	3.06%						4.49%						4.25%
C000119439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.40%						10.25%						7.51%
C000119433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[20]	6.87%						9.19%						6.61%
C000119432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[21]	3.85%						8.91%						6.61%
C000119431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.40%						8.73%						6.78%
C000006829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.39%						9.69%						7.28%
C000006830 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[22]	3.80%						9.88%						7.11%
C000006831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[23]	6.80%						10.16%						7.11%
C000006821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[24]	3.47%						6.55%						5.50%
C000006820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.04%						6.40%						5.67%
C000006822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[25]	6.44%						6.86%						5.50%
C000006793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.20%						3.67%						3.57%
C000006794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[26]	2.98%						3.45%						3.25%
C000006795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[27]	5.89%						3.79%						3.24%
Without Sales Load [Member] | C000229442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.06%				3.66%	[28]
Without Sales Load [Member] | C000229439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.84%				3.55%	[29]
Without Sales Load [Member] | C000229436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.69%				3.33%	[30]
Without Sales Load [Member] | C000229440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.77%				2.55%	[2]
Without Sales Load [Member] | C000229441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.67%				3.31%	[3]
Without Sales Load [Member] | C000229443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.86%				3.58%	[31]
Without Sales Load [Member] | C000229438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.84%				2.55%	[32]
Without Sales Load [Member] | C000229437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.30%				3.07%	[33]
Without Sales Load [Member] | C000236389 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.80%		2.92%	[4]
Without Sales Load [Member] | C000236392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.01%		2.16%	[6]
Without Sales Load [Member] | C000236391 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.17%		3.21%	[34]
Without Sales Load [Member] | C000236390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.99%		2.15%	[35]
Without Sales Load [Member] | C000236393 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.41%		2.66%	[36]
Without Sales Load [Member] | C000236387 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.10%		3.24%	[37]
Without Sales Load [Member] | C000236388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.68%		2.92%	[38]
Without Sales Load [Member] | C000236386 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.06%		3.21%	[39]
Without Sales Load [Member] | C000173923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.05%						12.07%		9.85%	[40]
Without Sales Load [Member] | C000173922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.91%						11.88%		9.70%	[41]
Without Sales Load [Member] | C000173915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.61%						11.63%		9.43%	[7]
Without Sales Load [Member] | C000173916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		8.62%						10.95%		8.72%	[9]
Without Sales Load [Member] | C000173917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.79%						10.80%		8.63%	[11]
Without Sales Load [Member] | C000173918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.92%						11.91%		9.72%	[42]
Without Sales Load [Member] | C000173919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		8.61%						11.22%		8.88%	[43]
Without Sales Load [Member] | C000173920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.32%						11.34%		9.17%	[44]
Without Sales Load [Member] | C000173921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.64%						11.63%		9.44%	[45]
Without Sales Load [Member] | C000119454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.97%						11.93%						8.46%
Without Sales Load [Member] | C000173233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.11%						12.10%				9.52%	[46]
Without Sales Load [Member] | C000119447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.72%						11.65%						8.19%
Without Sales Load [Member] | C000119448 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.92%						10.82%						7.38%
Without Sales Load [Member] | C000119449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.87%						10.81%						7.38%
Without Sales Load [Member] | C000119450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.93%						11.91%						8.41%
Without Sales Load [Member] | C000119451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.87%						10.83%						7.38%
Without Sales Load [Member] | C000119452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.43%						11.38%						7.92%
Without Sales Load [Member] | C000119453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.71%						11.64%						8.18%
Without Sales Load [Member] | C000173232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.11%						12.01%				9.47%	[47]
Without Sales Load [Member] | C000119446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.98%						11.84%						8.42%
Without Sales Load [Member] | C000119444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.39%						11.28%						7.87%
Without Sales Load [Member] | C000119445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.68%						11.56%						8.15%
Without Sales Load [Member] | C000119440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.86%						10.72%						7.34%
Without Sales Load [Member] | C000119441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.87%						10.73%						7.34%
Without Sales Load [Member] | C000119442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.96%						11.85%						8.43%
Without Sales Load [Member] | C000119443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.91%						10.73%						7.33%
Without Sales Load [Member] | C000092196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.72%						11.65%						8.19%
Without Sales Load [Member] | C000092197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.88%						10.81%						7.38%
Without Sales Load [Member] | C000092198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.88%						10.82%						7.38%
Without Sales Load [Member] | C000092199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		9.03%						11.93%						8.47%
Without Sales Load [Member] | C000092200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.88%						10.82%						7.38%
Without Sales Load [Member] | C000092201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.46%						11.36%						7.92%
Without Sales Load [Member] | C000092202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.74%						11.66%						8.19%
Without Sales Load [Member] | C000092203 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.98%						11.92%						8.45%
Without Sales Load [Member] | C000119430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.92%						5.62%						5.05%
Without Sales Load [Member] | C000119424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.06%						4.83%						4.25%
Without Sales Load [Member] | C000119423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.06%						4.82%						4.25%
Without Sales Load [Member] | C000119425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.12%						5.88%						5.29%
Without Sales Load [Member] | C000119426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.06%						4.82%						4.24%
Without Sales Load [Member] | C000119427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.54%						5.35%						4.76%
Without Sales Load [Member] | C000119428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.83%						5.61%						5.03%
Without Sales Load [Member] | C000173229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.20%						12.10%				9.52%	[48]
Without Sales Load [Member] | C000173230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.32%						6.02%				5.81%	[49]
Without Sales Load [Member] | C000119429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.15%						5.89%						5.30%
Without Sales Load [Member] | C000119439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.65%						11.57%						8.15%
Without Sales Load [Member] | C000173231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.09%						10.47%				8.60%	[50]
Without Sales Load [Member] | C000119438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.97%						10.30%						7.68%
Without Sales Load [Member] | C000119437 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.65%						10.02%						7.41%
Without Sales Load [Member] | C000119436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.42%						9.75%						7.15%
Without Sales Load [Member] | C000119433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.87%						9.19%						6.61%
Without Sales Load [Member] | C000119432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.85%						9.20%						6.61%
Without Sales Load [Member] | C000119434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.88%						10.30%						7.65%
Without Sales Load [Member] | C000119435 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.85%						9.17%						6.59%
Without Sales Load [Member] | C000119431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.65%						10.02%						7.41%
Without Sales Load [Member] | C000006829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.63%						10.99%						7.92%
Without Sales Load [Member] | C000006830 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.80%						10.16%						7.11%
Without Sales Load [Member] | C000006831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.80%						10.16%						7.11%
Without Sales Load [Member] | C000006832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.88%						11.25%						8.16%
Without Sales Load [Member] | C000006833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.82%						10.15%						7.10%
Without Sales Load [Member] | C000006835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.40%						10.70%						7.65%
Without Sales Load [Member] | C000006836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.61%						10.97%						7.91%
Without Sales Load [Member] | C000006837 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.90%						11.26%						8.19%
Without Sales Load [Member] | C000173227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.68%						8.09%				7.29%	[51]
Without Sales Load [Member] | C000006821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.47%						6.86%						5.50%
Without Sales Load [Member] | C000006820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.27%						7.67%						6.30%
Without Sales Load [Member] | C000006822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.44%						6.86%						5.50%
Without Sales Load [Member] | C000006823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.52%						7.93%						6.54%
Without Sales Load [Member] | C000006824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.40%						6.85%						5.50%
Without Sales Load [Member] | C000006826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.99%						7.40%						6.03%
Without Sales Load [Member] | C000006827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.21%						7.65%						6.29%
Without Sales Load [Member] | C000006828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.51%						7.94%						6.56%
Without Sales Load [Member] | C000173228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		9.08%						11.42%				9.20%	[52]
Without Sales Load [Member] | C000006793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.78%						4.57%						4.02%
Without Sales Load [Member] | C000006794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.98%						3.79%						3.25%
Without Sales Load [Member] | C000006795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.89%						3.79%						3.24%
Without Sales Load [Member] | C000173225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.15%						4.95%				4.64%	[53]
Without Sales Load [Member] | C000006800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.78%						4.57%						4.02%
Without Sales Load [Member] | C000006801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.96%						4.81%						4.27%
Without Sales Load [Member] | C000006796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.95%						4.83%						4.28%
Without Sales Load [Member] | C000006797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.97%						3.81%						3.26%
Without Sales Load [Member] | C000006799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.51%						4.31%						3.76%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		8.02%	[54]	2.97%	[4],[55]			(0.67%)	[54]			1.23%	[53],[56]	1.54%	[54]
Standard And Poors 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent		12.10%	[57]			7.45%	[3],[58]	15.61%	[57]	13.59%	[7],[59]	13.43%	[49],[60]	12.32%	[57]
MFS Lifetime 2065 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2065 Fund Blended Index
Average Annual Return, Percent	[58]	11.84%				5.70%	[3]
MFS Lifetime 2060 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2060 Fund Blended Index
Average Annual Return, Percent	[59]	11.84%						13.13%		10.54%	[7]
MFS Lifetime 2055 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2055 Fund Blended Index
Average Annual Return, Percent		11.84%	[61]					13.13%	[61]			10.18%	[46],[62]	8.94%	[61]
MFS Lifetime 2045 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2045 Fund Blended Index
Average Annual Return, Percent		11.61%	[63]					12.88%	[63]			10.04%	[47],[64]	8.82%	[63]
MFS Lifetime 2035 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2035 Fund Blended Index
Average Annual Return, Percent		10.71%	[65]					10.38%	[65]			8.77%	[50],[66]	7.79%	[65]
MFS Lifetime 2025 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2025 Fund Blended Index
Average Annual Return, Percent		9.34%	[57]					4.85%	[57]			5.45%	[49],[60]	5.08%	[57]
MFS Lifetime 2050 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2050 Fund Blended Index
Average Annual Return, Percent		11.84%	[67]					13.13%	[67]			10.18%	[48],[68]	8.94%	[67]
MFS Lifetime 2040 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2040 Fund Blended Index
Average Annual Return, Percent		11.32%	[69]					11.87%	[69]			9.59%	[52],[70]	8.43%	[69]
MFS Lifetime 2030 Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime 2030 Fund Blended Index
Average Annual Return, Percent		9.94%	[71]					7.50%	[71]			7.20%	[51],[72]	6.50%	[71]
MFS Lifetime Income Fund Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Lifetime Income Fund Blended Index
Average Annual Return, Percent		9.16%	[54]					3.59%	[54]			4.17%	[53],[56]	4.07%	[54]

[1]	Assuming redemption at the end of the applicable period.
[2]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[3]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[4]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[5]	Assuming redemption at the end of the applicable period.
[6]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[7]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[8]	Assuming redemption at the end of the applicable period.
[9]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[10]	Assuming redemption at the end of the applicable period.
[11]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Assuming redemption at the end of the applicable period.
[16]	Assuming redemption at the end of the applicable period.
[17]	Assuming redemption at the end of the applicable period.
[18]	Assuming redemption at the end of the applicable period.
[19]	Assuming redemption at the end of the applicable period.
[20]	Assuming redemption at the end of the applicable period.
[21]	Assuming redemption at the end of the applicable period.
[22]	Assuming redemption at the end of the applicable period.
[23]	Assuming redemption at the end of the applicable period.
[24]	Assuming redemption at the end of the applicable period.
[25]	Assuming redemption at the end of the applicable period.
[26]	Assuming redemption at the end of the applicable period.
[27]	Assuming redemption at the end of the applicable period.
[28]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[29]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[30]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[31]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[32]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[33]	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
[34]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[35]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[36]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[37]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[38]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[39]	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
[40]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[41]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[42]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[43]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[44]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[45]	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
[46]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[47]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[48]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[49]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[50]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[51]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[52]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[53]	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
[54]	Source: FactSet Research Systems Inc.
[55]	Source: FactSet Research Systems Inc.
[56]	Source: FactSet Research Systems Inc.
[57]	Source: FactSet Research Systems Inc.
[58]	Source: FactSet Research Systems Inc.
[59]	Source: FactSet Research Systems Inc.
[60]	Source: FactSet Research Systems Inc.
[61]	Source: FactSet Research Systems Inc.
[62]	Source: FactSet Research Systems Inc.
[63]	Source: FactSet Research Systems Inc.
[64]	Source: FactSet Research Systems Inc.
[65]	Source: FactSet Research Systems Inc.
[66]	Source: FactSet Research Systems Inc.
[67]	Source: FactSet Research Systems Inc.
[68]	Source: FactSet Research Systems Inc.
[69]	Source: FactSet Research Systems Inc.
[70]	Source: FactSet Research Systems Inc.
[71]	Source: FactSet Research Systems Inc.
[72]	Source: FactSet Research Systems Inc.